GuideMark® Emerging Markets Fund
Schedule of Investments (Unaudited)
June 30, 2020

Number of Shares		Value
	COMMON STOCKS - 89.50%
	Argentina - 0.35%
932	Globant SA (a)(b)	$139,660
26,700	YPF SA - ADR	153,525
		293,185
	Brazil - 4.69%
43,485	Ambev SA	114,188
5,161	B2W CIA DIGITAL (b)	102,876
13,415	B3 SA - Brasil Bolsa Balcao	137,379
18,352	Banco do Brasil SA	108,834
31,060	BB Seguridade Participacoes SA	157,468
15,268	Cia de Saneamento Basico do Estado de Sao Paulo	162,279
9,164	Cosan SA	121,044
21,657	Equatorial Energia SA	92,911
8,985	Hapvida Participacoes e Investimentos SA	103,925
63,875	IRB Brasil Resseguros SA	130,496
49,607	JBS SA	194,940
22,013	Klabin SA	83,711
30,084	Lojas Renner SA	233,177
26,843	Magazine Luiza SA	354,412
13,627	Natura & Co Holding SA	99,457
11,648	Notre Dame Intermedica Participacoes SA	146,615
54,732	Petroleo Brasileiro SA	227,660
12,611	Raia Drogasil SA	258,941
20,882	Sul America SA	175,409
37,747	TIM Participacoes SA	98,079
49,899	Vale SA	515,406
27,710	WEG SA	261,655
		3,880,862
	Cayman Islands - 4.18%
28,800	AK Medical Holdings Ltd.	91,807
2,463	Bilibili, Inc. - ADR (b)	114,086
76,414	China Lesso Group Holdings Ltd.	100,300
77,665	China Overseas Property Holdings Ltd.	82,795
25,942	China Resources Land Ltd.	99,155
90,095	China Yuhua Education Corp Ltd.	74,403
28,276	Country Garden Services Holdings Co., Ltd.	132,003
59,884	Greentown Service Group Co Ltd.	70,981
3,349	GSX Techedu, Inc. - ADR (a)(b)	200,907
21,462	Haidilao International Holding Ltd.	91,212
19,963	Hansoh Pharmaceutical Group Co Ltd. (b)	94,413
1,555	JOYY, Inc. - ADR (a)(b)	137,695
19,751	Koolearn Technology Holding Ltd. (b)	79,712
81,190	KWG Property Holding Ltd.	137,947
26,499	Meituan Dianping (b)	592,157
3,123	Pinduoduo, Inc. - ADR (a)(b)	268,078
7,314	Ping An Healthcare and Technology Co Ltd. (b)	112,135
3,167	Silergy Corp.	207,465
133,292	SSY Group, Ltd.	91,320
76,974	Topsports International Holdings Ltd.	99,032
1,416	Zai Lab Ltd. - ADR (b)	116,296
48,592	Zhen Ding Technology Holding Ltd.	213,245
20,376	Zhongsheng Group Holdings, Ltd.	113,957
3,789	ZTO Express Cayman, Inc. - ADR	139,094
		3,460,195
	Chile - 0.53%
96,093	Cencosud SA	134,535
12,234	Cia Cervecerias Unidas SA	88,098
731,516	Enel Americas SA	110,431
34,490	SACI Falabella	109,172
		442,236
	China - 25.31%
1,824	58.com, Inc. - ADR (b)	98,387
373,865	Agricultural Bank of China Ltd. - Series H	151,320
23,390	Alibaba Group Holding, Ltd. - ADR (b)	5,045,223
23,434	A-Living Services Co., Ltd. - Series H	119,096
25,182	Anhui Conch Cement Co., Ltd.	170,637
30,445	ANTA Sports Products Ltd.	270,872
1,525	Autohome, Inc. - ADR (a)	115,137
262,339	BAIC Motor Corp., Ltd.	114,807
2,593	Baidu, Inc. - ADR (b)	310,875
877,670	Bank of China Ltd. - Series H	325,118
246,960	Bank of Communications Co., Ltd. - Series H	152,910
4,540	Baozun, Inc. - ADR (a)(b)	174,563
3,755	CanSino Biologics, Inc. (b)	103,395
569,672	China Cinda Asset Management Co., Ltd. - Series H	112,372
268,528	China CITIC Bank Corp., Ltd. - Series H	117,671
25,146	China Conch Venture Holdings Ltd.	106,729
1,000,037	China Construction Bank Corp. - Series H	813,413
236,336	China Eastern Airlines Corp. Ltd. Series H	85,092
347,000	China Everbright Bank Co., Ltd. - Series H	131,026
185,323	CHINA HONGQIAO GRO	82,520
41,264	China Merchants Bank Co., Ltd. - Series H	191,223
230,247	China Minsheng Banking Corp., Ltd. - Series H	158,493
170,617	China National Building Material Co., Ltd.	183,004
174,343	China Petroleum & Chemical Corp. - Series H	72,921
901,119	China Reinsurance Group Corp.	92,321
244,215	China Resources Pharmaceutical Group, Ltd.	141,464
274,136	China Southern Airlines Co., Ltd. - Series H	122,588
346,338	China Telecom Corp., Ltd. - Series H	97,285
182,941	CNOOC, Ltd.	205,320
444,289	COSCO SHIPPING Holdings Co Ltd. (b)	128,312
111,014	CSPC Pharmaceutical Group Ltd.	210,249
129,212	Dali Foods Group Co., Ltd.	78,751
1,951	GDS Holdings, Ltd. - ADR (a)(b)	155,417
607,819	Industrial & Commercial Bank of China Ltd. - Series H	367,468
8,258	JD.com, Inc. - ADR (b)	496,966
100,483	Jiangxi Copper Co., Ltd. Series H	102,381
158,377	Lenovo Group Ltd.	88,365
104,214	Li Ning Co., Ltd.	333,739
37,647	Longfor Properties Co., Ltd.	180,210
4,705	Momo, Inc. - ADR	82,243
918	NetEase, Inc. - ADR	394,171
2,090	New Oriental Education & Technology Group, Inc. - ADR (b)	272,181
306,000	PetroChina Co. - Series H	102,324
99,746	PICC Property & Casualty Co., Ltd. - Series H	82,896
67,250	Ping An Insurance Group Co. of China, Ltd. - Series H	670,415
157,293	Postal Savings Bank of China Co., Ltd.	90,635
49,665	Shandong Weigao Group Medical Polymer Co Ltd.	110,894
19,642	Shimao Property Holdings Ltd.	83,975
3,606	SINA Corp. (b)	129,491
45,494	Sinopharm Group Co., Ltd.	116,963
8,294	Sunny Optical Technology Group Co., Ltd.	133,488
3,598	TAL Education Group - ADR (b)	246,031
72,763	Tencent Holdings Ltd.	4,662,501
136,824	Tingyi Cayman Islands Holding Corp.	213,140
100,731	Uni-President China Holdings Ltd.	100,762
21,340	Vipshop Holdings Ltd. - ADR (b)	424,879
55,626	Weichai Power Co., Ltd. - Series H	104,807
8,530	WuXi AppTec Co Ltd.	111,402
7,819	WUXI BIOLOGICS (CA (b)	143,523
120,761	Yanzhou Coal Mining Co Ltd. Series H	90,949
28,152	Yihai International Holding Ltd.	290,108
6,045	Yum China Holdings, Inc.	290,583
		20,956,001
	Egypt - 0.50%
54,211	Commercial International Bank Egypt SAE	216,918
129,005	Eastern Co. SAE	102,218
239,961	ElSewedy Electric Co.	99,003
		418,139
	Hong Kong - 3.07%
50,485	Alibaba Health Information Technology Ltd. (b)	148,460
34,569	Beijing Enterprises Holdings Ltd.	116,085
431,103	Bosideng International Holdings Ltd.	134,229
127,912	China Jinmao Holdings Group Ltd.	91,030
49,767	China Mengniu Dairy Co., Ltd.	190,836
51,816	China Mobile Ltd.	349,865
15,171	China Resources Beer Holdings Co., Ltd.	84,685
89,903	China Resources Cement Holdings, Ltd.	110,879
63,200	China Taiping Insurance Holdings Co., Ltd.	102,092
202,791	China Unicom Hong Kong Ltd.	110,338
143,338	CITIC Ltd.	135,352
96,348	Far East Horizon Ltd.	82,250
43,417	Kingboard Chemical Holdings, Ltd.	113,327
195,089	Kunlun Energy Co., Ltd.	127,769
38,821	Semiconductor Manufacturing International Corp. (b)	136,182
121,788	Sino Biopharmaceutical Ltd.	229,546
100,529	Sun Art Retail Group Ltd.	172,470
612,961	Yuexiu Property Co., Ltd.	109,943
		2,545,338
	Hungary - 0.09%
3,663	Richter Gedeon Nyrt	76,006
	India - 8.37%
6,122	Asian Paints Ltd.	136,871
8,101	Aurobindo Pharma Ltd.	82,787
7,134	Avenue Supermarts Ltd. (b)	218,944
18,559	Berger Paints India Ltd.	121,572
22,506	Bharti Airtel Ltd. (b)	167,151
17,031	Biocon Ltd.	87,751
2,057	Britannia Industries Ltd.	98,374
7,870	Colgate-Palmolive India Ltd.	146,807
15,965	Dabur India Ltd.	98,607
5,602	Divi's Laboratories Ltd.	169,201
4,115	Dr. Reddy's Laboratories Ltd.	215,543
14,668	Grasim Industries Ltd.	120,488
36,488	HCL Technologies Ltd.	269,278
5,869	HDFC Asset Management Co., Ltd.	193,200
11,862	HDFC Life Insurance Co., Ltd. (b)	86,642
74,700	Hindalco Industries Ltd.	146,283
12,801	Hindustan Unilever Ltd.	370,087
15,350	Housing Development Finance Corp. Ltd.	356,920
25,648	ICICI Bank Ltd.	119,575
7,321	ICICI Lombard General Insurance Co., Ltd.	122,979
15,413	Indraprastha Gas Ltd.	90,636
57,688	Infosys Ltd.	560,768
7,952	InterGlobe Aviation Ltd.	103,817
35,154	LIC Housing Finance Ltd.	123,738
19,797	Marico Ltd.	92,302
1,127	Nestle India Ltd.	255,891
142,033	Oil & Natural Gas Corp. Ltd.	154,224
370	Page Industries Ltd.	97,596
4,344	Pidilite Industries Ltd.	78,940
6,710	Piramal Enterprises Ltd.	120,769
125,009	REC Ltd.	179,483
21,930	Reliance Industries Ltd.	498,829
8,054	SBI Life Insurance Co., Ltd. (b)	85,993
13,263	Shriram Transport Finance Co Ltd.	121,037
10,654	Tata Consultancy Services Ltd.	293,278
16,464	Tata Consumer Products Ltd.	84,553
151,406	Tata Motors Ltd. (b)	198,574
3,068	Torrent Pharmaceuticals Ltd.	96,468
139,798	Vedanta Ltd.	199,719
55,331	Wipro Ltd.	161,518
		6,927,193
	Indonesia - 1.91%
1,331,115	Adaro Energy Tbk PT	93,648
114,026	Bank Central Asia Tbk PT	228,144
2,332,960	Barito Pacific Tbk PT (b)	190,904
268,974	Charoen Pokphand Indonesia Tbk PT (b)	105,469
716,716	Hanjaya Mandala Sampoerna Tbk PT	83,213
285,257	Indah Kiat Pulp & Paper Corp. Tbk PT	120,342
296,654	Indofood Sukses Makmur Tbk PT (b)	136,224
1,215,482	Kalbe Farma Tbk PT	124,695
2,038,627	Perusahaan Gas Negara PT	163,409
864,276	PT Ace Hardware Indonesia Tbk (b)	91,525
463,270	Telekomunikasi Indonesia Persero Tbk PT	99,238
260,065	Unilever Indonesia Tbk PT	144,316
		1,581,127
	Luxembourg - 0.13%
5,983	Reinet Investments SCA	105,094
	Mexico - 1.77%
293,561	Alfa SAB de CV - Series A	164,888
400,485	America Movil SAB de CV - Series L	257,355
46,038	Becle SAB de CV	88,493
484,811	Cemex SAB de CV	136,682
13,335	Fomento Economico Mexicano SAB de CV	82,773
9,053	Gruma SAB de CV - Series B	98,130
12,221	Grupo Aeroportuario del Pacifico SAB de CV - Series B	88,221
70,159	Grupo Bimbo SAB de CV - Series A	117,702
53,835	Grupo Mexico SAB de CV - Series B	125,075
27,573	Megacable Holdings SAB de CV	80,903
93,130	Wal-Mart de Mexico SAB de CV	222,731
		1,462,953
	Philippines - 0.73%
5,802	Globe Telecom, Inc.	241,152
1,399,258	Metro Pacific Investments Corp.	104,606
3,172	PLDT, Inc.	78,980
4,935	SM Investments Corp.	93,725
32,260	Universal Robina Corp.	84,451
		602,914
	Poland - 0.81%
1,206	CD Projekt SA (b)	121,533
5,674	Dino Polska SA (b)	289,023
89	LPP SA (b)	135,817
7,760	Polski Koncern Naftowy Orlen SA	123,318
		669,691
	Qatar - 0.95%
91,205	Masraf Al Rayan QSC	95,904
137,960	Ooredoo QPSC	248,453
37,061	Qatar International Islamic Bank QSC	82,818
27,710	Qatar Islamic Bank SAQ	120,124
50,280	Qatar National Bank QPSC	241,080
		788,379
	Republic of Korea - 12.17%
925	Amorepacific Corp.	129,387
718	BGF retail Co., Ltd.	83,229
19,836	BNK Financial Group, Inc.	83,320
1,091	Celltrion Healthcare Co Ltd. (b)	98,910
502	Celltrion, Inc. (b)	128,481
8,743	Cheil Worldwide, Inc.	120,673
1,215	CJ Corp.	87,789
2,258	Daelim Industrial Co Ltd.	155,324
7,886	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	179,673
2,578	DB Insurance Co., Ltd.	92,462
824	Douzone Bizon Co Ltd.	70,403
6,073	GS Engineering & Construction Corp.	125,037
2,793	GS Holdings Corp.	84,601
5,533	Hana Financial Group, Inc.	125,833
4,323	Hankook Tire Co., Ltd.	89,470
5,513	Hanwha Corp.	102,958
1,052	HLB CO Ltd. (b)	81,257
4,188	Hyundai Engineering & Construction Co., Ltd.	116,012
1,403	Hyundai Glovis Co., Ltd.	119,280
5,096	Hyundai Marine & Fire Insurance Co., Ltd.	97,825
720	Hyundai Mobis Co., Ltd.	115,574
16,741	Industrial Bank of Korea	113,758
925	Kakao Corp.	207,572
4,354	KB Financial Group, Inc.	123,260
5,113	Kia Motors Corp.	138,166
5,861	KMW Co Ltd. (b)	313,046
5,397	Korea Gas Corp.	118,502
1,945	Kumho Petrochemical Co., Ltd.	121,639
272	LG Chemical Ltd.	112,249
2,269	LG Electronics, Inc.	120,247
279	LG Household & Health Care Ltd.	312,706
671	LG Innotek Co., Ltd.	98,405
15,796	LG Uplus Corp.	161,423
2,884	Lotte Corp.	76,272
46,426	Meritz Securities Co., Ltd.	118,067
16,986	Mirae Asset Daewoo Co Ltd.	95,293
1,315	Naver Corp.	295,853
449	NCSoft Corp.	334,023
1,006	Orion Corp/Republic of Korea	112,622
681	Pearl Abyss Corp. (b)	123,900
1,183	POSCO	172,312
8,295	Posco International Corp.	96,790
368	Samsung Biologics Co., Ltd. (b)	238,743
998	Samsung C&T Corp.	97,082
1,070	Samsung Electro-Mechanics Co., Ltd.	116,084
62,322	Samsung Electronics Co., Ltd.	2,758,847
463	Samsung SDI Co., Ltd.	141,568
7,430	Shinhan Financial Group Co., Ltd.	179,555
430	Shinsegae, Inc.	79,625
7,080	SK Hynix, Inc.	505,501
3,601	Woongjin Coway Co., Ltd.	217,697
11,904	Woori Financial Group Inc.	87,745
		10,076,050
	Russian Federation - 3.39%
46,472	Gazprom PJSC - ADR	251,878
8,407	LUKOIL PJSC - ADR	623,968
9,067	Magnit PJSC	117,908
11,364	MMC Norilsk Nickel PJSC - ADR (a)	299,214
12,192	Mobile TeleSystems PJSC - ADR	112,045
2,122	Polyus PJSC - GDR (d)	178,563
20,711	Rosneft Oil Co PJSC - ADR (d)	104,870
30,029	Sberbank of Russia PJSC - ADR (a)(b)	340,529
9,904	Severstal PJSC - GDR (d)	119,854
36,200	Surgutneftegas OJSC - ADR	193,489
4,243	Tatneft PJSC - ADR (a)	199,811
140,137	VTB Bank PJSC - GDR (b)(d)	130,783
3,865	X5 Retail Group NV	137,082
		2,809,994
	South Africa - 3.60%
21,809	Absa Group Ltd.	107,667
2,203	Anglo American Platinum, Ltd.	160,329
7,441	AngloGold Ashanti Ltd.	218,931
20,362	Aspen Pharmacare Holdings Ltd. (b)	169,133
7,292	Bid Corp. Ltd.	119,741
1,711	Capitec Bank Holdings Ltd.	85,037
7,902	Clicks Group, Ltd.	95,935
50,165	FirstRand Ltd.	110,317
24,328	Gold Fields Ltd.	229,710
19,194	Impala Platinum Holdings Ltd.	129,263
4,843	Kumba Iron Ore, Ltd.	129,506
13,842	Mr. Price Group Ltd.	114,461
19,305	MultiChoice Group Ltd.	118,054
2,263	Naspers Ltd. - N Shares	415,895
21,482	Nedbank Group Ltd.	125,958
17,408	Northam Platinum Ltd. (b)	117,409
187,980	Old Mutual Ltd.	131,021
117,363	Pepkor Holdings Ltd.	74,297
36,910	Pick n Pay Stores Ltd.	108,631
17,604	Standard Bank Group Ltd.	106,262
57,566	Woolworths Holdings Ltd.	110,020
		2,977,577
	Taiwan, Province of China - 12.78%
28,514	Accton Technology Corp.	221,428
29,739	Advantech Co., Ltd.	299,286
6,516	Airtac International Group	115,106
11,717	Asustek Computer, Inc.	86,089
11,003	Catcher Technology Co., Ltd.	83,383
69,121	Cathay Financial Holding Co., Ltd.	98,324
32,975	Chailease Holding Co., Ltd.	140,577
43,026	Chicony Electronics Co., Ltd.	124,715
652,496	China Airlines Ltd.	182,190
116,874	China Life Insurance Co., Ltd.	86,829
187,746	Compal Electronics, Inc.	122,889
121,901	CTBC Financial Holding Co., Ltd.	84,482
157,217	E.SUN Financial Holdings Co., Ltd.	148,917
11,065	Eclat Textile Co., Ltd.	128,897
222,671	Evergreen Marine Corp. Taiwan Ltd. (b)	81,464
39,619	Feng TAY Enterprise Co., Ltd.	224,699
103,394	Fubon Financial Holding Co., Ltd.	154,369
6,782	Globalwafers Co., Ltd.	93,410
7,826	Hiwin Technologies Corp.	78,465
127,951	Hon Hai Precision Industry Co., Ltd.	375,684
1,054	Largan Precision Co., Ltd.	146,548
56,679	Lite-On Technology Corp.	89,250
19,435	MediaTek, Inc.	384,242
34,179	Micro-Star International Co., Ltd.	125,128
22,253	Nien Made Enterprise Co., Ltd.	218,105
13,853	Novatek Microelectronics Corp.	107,662
60,235	Pegatron Corp.	131,381
107,426	Pou Chen Corp.	105,384
33,661	Powertech Technology, Inc.	122,873
26,608	President Chain Store Corp.	267,668
36,197	Quanta Computer, Inc.	87,577
23,737	Realtek Semiconductor Corp.	241,940
427,176	Shin Kong Financial Holding Co., Ltd.	125,138
68,905	Standard Foods Corp.	147,496
59,700	Synnex Technology International Corp.	84,581
71,709	Taiwan Cement Corp.	104,339
33,743	Taiwan Mobile Co., Ltd.	126,542
323,702	Taiwan Semiconductor Manufacturing Co., Ltd.	3,456,982
138,249	Uni-President Enterprises Corp.	334,951
412,333	United Microelectronics Corp.	222,924
32,634	Vanguard International Semiconductor Corp.	86,773
20,967	Walsin Technology Corp.	128,138
9,815	Win Semiconductors Corp.	100,212
204,162	Wistron Corp.	249,237
6,434	Wiwynn Corp.	175,892
10,373	Yageo Corp.	135,138
243,896	Yuanta Financial Holding Co Ltd.	145,149
		10,582,453
	Thailand - 2.66%
20,684	Advanced Info Service PCL - NVDR	124,482
77,961	B Grimm Power PCL	135,781
26,426	Bangkok Bank PCL	92,178
210,016	BTS Group Holdings PCL	77,218
22,651	Bumrungrad Hospital PCL - NVDR	85,541
61,152	CP ALL PCL - NVDR	134,776
13,648	Electricity Generating PCL - NVDR	109,839
37,307	Global Power Synergy PCL	89,369
177,820	Gulf Energy Development PCL - NVDR	218,249
253,363	Home Product Center PCL - NVDR	127,267
941,182	IRPC PCL	80,579
30,382	Kasikornbank PCL	92,173
30,382	Kasikornbank PCL - Foreign Shares	91,844
246,301	Krung Thai Bank PCL	82,329
79,676	Muangthai Capital PCL - NVDR	135,336
125,548	Osotspa PCL - NVDR	155,280
73,424	PTT PCL - NVDR	90,634
40,541	Ratch Group PCL - NVDR	82,135
68,680	SRISAWAD CORP PCL	115,394
201,341	Thai Union Group PCL	84,754
		2,205,158
	Turkey - 1.30%
110,695	Akbank Turk AS (b)	98,202
25,776	BIM Birlesik Magazalar AS	255,558
115,676	Haci Omer Sabanci Holding AS	155,760
87,217	Turk Hava Yollari AO (b)	158,757
106,286	Turkiye Garanti Bankasi AS (b)	131,051
235,956	Turkiye Is Bankasi - Series C (b)	192,719
234,890	Yapi ve Kredi Bankasi AS (b)	83,820
		1,075,867
	United Arab Emirates - 0.21%
169,616	Aldar Properties PJSC	83,032
19,902	Emirates Telecommunications Group Co. PJSC	89,686
		172,718
	Total Common Stocks (Cost $61,147,377)	74,109,130

	INVESTMENT COMPANIES - 6.81%
	China - 4.98%
7,930	iShares Core MSCI Emerging Markets ETF	377,468
110,360	KraneShares Bosera MSCI China ETF - Class A (a)	3,744,515
		4,121,983
	Saudi Arabia - 1.83%
57,763	iShares MSCI Saudi Arabia ETF	1,520,322
	Total Investment Companies (Cost $5,480,230)	5,642,305

	PREFERRED STOCKS - 2.76%
	Brazil - 1.53%
58,584	Banco Bradesco SA - Preference Shares	225,691
54,731	Cia Energetica de Minas Gerais - Preference Shares	111,614
65,761	Itau Unibanco Holding SA - Preference Shares	310,781
64,997	Itausa - Investimentos Itau SA - Preference Shares	115,458
24,467	Lojas Americanas SA - Preference Shares	145,323
66,546	Petroleo Brasileiro SA - Preference Shares	266,522
10,732	Telefonica Brasil SA - Preference Shares	95,457
		1,270,846
	Republic of Korea - 1.23%
3,482	Amorepacific Corp. - Preference Shares	207,414
393	LG Household & Health Care Ltd. - Preference Shares	238,082
14,623	Samsung Electronics Co., Ltd. - Preference Shares	569,629
		1,015,125
	Total Preferred Stocks (Cost $1,993,617)	2,285,971

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
899	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.12% (c)	899
	Total Short Term Investments (Cost $899)	899

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 4.70%
	Investments Purchased with Proceeds from Securities Lending Collateral - 4.70%
3,887,317	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.33% (c)	3,887,317
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $3,887,317)	3,887,317

	Total Investments (Cost $72,509,440) - 103.77%	85,925,622
	Liabilities in Excess of Other Assets - (3.77)%	(3,123,133)
	TOTAL NET ASSETS - 100.00%	$82,802,489

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2020.
(d)
Regulation S securities, as defined under the Securities Act of 1933. Such securities are treated as liquid according to the Fund's liquidity guidelines. The value of these securities total $534,070, which represents 0.64% of total net assets.

Glossary of Terms
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
NVDR -	Non-Voting Depositary Receipt

GuideMark® Emerging Markets Fund
Schedule of Investments by Industry (Unaudited)
June 30, 2020

COMMON STOCKS
Air Freight & Logistics	0.31%
Airlines	0.79%
Auto Components	0.25%
Automobiles	0.55%
Banks	7.75%
Beverages	0.74%
Biotechnology	0.40%
Building Products	0.12%
Capital Markets	1.09%
Chemicals	0.92%
Commercial Services & Supplies	0.39%
Communications Equipment	0.65%
Construction & Engineering	0.48%
Construction Materials	1.00%
Consumer Finance	0.45%
Containers & Packaging	0.10%
Diversified Consumer Services	1.05%
Diversified Financial Services	0.93%
Diversified Telecommunication Services	0.84%
Electric Utilities	0.25%
Electrical Equipment	0.44%
Electronic Equipment, Instruments & Components	2.04%
Entertainment	0.91%
Food & Staples Retailing	3.06%
Food Products	3.30%
Gas Utilities	0.59%
Health Care Equipment & Supplies	0.24%
Health Care Providers & Services	0.67%
Health Care Technology	0.31%
Hotels, Restaurants & Leisure	0.46%
Household Durables	0.85%
Household Products	0.82%
Independent Power and Renewable Electricity Producers	0.77%
Industrial Conglomerates	1.02%
Insurance	3.01%
Interactive Media & Services	1.31%
Internet & Direct Marketing Retail	8.57%
IT Services	7.73%
Leisure Products	0.10%
Life Sciences Tools & Services	0.80%
Machinery	0.71%
Marine	0.25%
Media	0.89%
Metals & Mining	3.53%
Multiline Retail	1.07%
Oil, Gas & Consumable Fuels	4.35%
Paper & Forest Products	0.15%
Personal Products	0.68%
Pharmaceuticals	2.12%
Real Estate Management & Development	1.05%
Road & Rail	0.09%
Semiconductors & Semiconductor Equipment	10.16%
Software	0.66%
Specialty Retail	0.75%
Technology Hardware, Storage & Peripherals	2.01%
Textiles, Apparel & Luxury Goods	1.73%
Thrifts & Mortgage Finance	0.58%
Tobacco	0.22%
Trading Companies & Distributors	0.12%
Transportation Infrastructure	0.11%
Water Utilities	0.20%
Wireless Telecommunication Services	2.01%
TOTAL COMMON STOCKS	89.50%

INVESTMENT COMPANIES
Exchange Traded Funds	6.81%
TOTAL INVESTMENT COMPANIES	6.81%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Investments Purchased with Proceeds from Securities Lending Collateral	4.70%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	4.70%

PREFERRED STOCKS
Banks	0.78%
Diversified Telecommunication Services	0.12%
Electric Utilities	0.13%
Multiline Retail	0.18%
Oil, Gas & Consumable Fuels	0.32%
Personal Products	0.54%
Semiconductors & Semiconductor Equipment	0.69%
TOTAL PREFERRED STOCKS	2.76%

SHORT TERM INVESTMENTS
Money Market Funds	0.00%
TOTAL SHORT TERM INVESTMENTS	0.00%

TOTAL INVESTMENTS	103.77%
Liabilities in Excess of Other Assets	(3.77)%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.